Application of New and Revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations Issued by The International Accounting Standards Board (“IASB”), (Collectively, “IFRSs”) - Schedule of New Standards, Interpretations and Amendments (Details)
12 Months Ended
Dec. 31, 2024
IFRS 10 and IAS 28 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 10 and IAS 28, “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”
Effective date issued by IASB	To be determined by IASB
IAS 21 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 21, “Lack of Exchangeability”
Effective date issued by IASB	Jan. 01, 2025
IFRS 9 and IFRS 7 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 9 and IFRS 7, “Amendments to the Classification and Measurement of Financial Instruments”
Effective date issued by IASB	Jan. 01, 2026
IFRS 9 and IFRS 7 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Amendment to IFRS 9 and IFRS 7, “Contracts Referencing Nature – Dependent Electricity”
Effective date issued by IASB	Jan. 01, 2026
Volume 11 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Annual improvements to IFRS Accounting Standards – Volume 11
Effective date issued by IASB	Jan. 01, 2026
IFRS 18 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	IFRS 18, “Presentation and Disclosure in Financial Statements”
Effective date issued by IASB	Jan. 01, 2027
IFRS 19 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	IFRS 19, “Subsidiaries without Public Accountability: Disclosures”
Effective date issued by IASB	Jan. 01, 2027